CONCENTRATIONS OF CREDIT RISK AND MAJOR CUSTOMERS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Concentration Risks, Types, No Concentration Percentage [Abstract]
Schedule of Cash Position by Geographic Area

The Company’s cash position by geographic area was as follows:

	June 30,		December 31,
	2025		2024
Country:
Singapore	$228,373	43%	$228,448	19%
China (Hongkong)	299,013	56%	936,264	80%
China (Mainland)	5,464	1%	5,752	1%
Total cash and cash equivalents, and restricted cash	$532,850	100%	$1,170,464	100%

The Company’s cash position by geographic area was as follows:

	December 31, 2024		December 31, 2023
Country:
Singapore	$228,448	19%	$234,897	15%
China (Hongkong)	936,264	80%	1,310,551	84%
China (Mainland)	5,752	1%	4,638	1%
Total cash and cash equivalents	$1,170,464	100%	$1,550,086	100%